THOMPSON COBURN LLP

One US Bank Plaza

St. Louis, MO 63101

(314) 552-6295

February 8, 2012

EDGAR CORRESPONDENCE

Deborah O’Neal-Johnson, Esq.

Senior Counsel

Securities and Exchange Commission

450 5th Street, NW, 5-6

Washington, DC 20549

Re:	Unified Series Trust (SEC File Nos. 811-21237 and 333-100654)

Dear Ms. O’Neal-Johnson:

Enclosed for filing is Post-Effective Amendment (“PEA”) No. 214 to the registration statement on Form N-1A of Unified Series Trust (the “Trust”) in respect of its new series, Martin Focused Value Fund (the “Fund”).

We respectfully request that the SEC Staff selectively review only those sections of the Prospectus and SAI that relate to the new Fund as set forth below. We hereby affirm to the Staff that the other sections in the Fund’s Prospectus and SAI are the same in all material respects as the standard provisions included in numerous Trust filings, which previously have been reviewed by the Staff.

PROSPECTUS

SUMMARY SECTION
Investment Objective
Fees and Expenses of the Fund
Principal Investment Strategies & Principal Risks
Portfolio Management

ADDITIONAL INFORMATION ABOUT THE FUND’S INVESTMENT STRATEGIES

ADDITIONAL INFORMATION ABOUT MANAGEMENT OF THE FUND
Adviser
Portfolio Manager

SAI

DESCRIPTION OF THE TRUST AND FUND

ADDITIONAL INFORMATION ABOUT FUND’S INVESTMENTS AND RISK CONSIDERATIONS
INVESTMENT LIMITATIONS
INVESTMENT ADVISER

Please contact me at (314) 552-6295 with your comments. I look forward to hearing from you.

Sincerely,

THOMPSON COBURN LLP

By: /s/  Dee Anne Sjögren